Audit Information	12 Months Ended
Mar. 31, 2025
Auditor [Table]
Auditor Name	Weinberg & Company, P.A
Auditor Firm ID	572
Auditor Location	Los Angeles, California
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Primech Holdings Limited and Subsidiaries (collectively, the “Company”) as of March 31, 2025 and 2024, and the related consolidated statements of operations and comprehensive loss, changes in shareholders’ equity, and cash flows for the years then ended, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2025 and 2024, and the results of its operations and its cash flows for the years then ended, in conformity with accounting principles generally accepted in the United States of America.